FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of maturity analysis for lease liabilities [Table Text Block]
December 31, 2023

	Less than one year	1 to 5 years	6 to 10 years	>10 years

Lease liabilities	$499	$899	$-	$-
Bank loans and others	12,119	394	-	-

Total	$12,618	$1,293	$-	$-

December 31, 2022

	Less than one year	1 to 5 years	6 to 10 years	>10 years

Lease liabilities	$922	$1,830	$598	$-
Bank loans and others	9,246	399	-	-

Total	$10,168	$2,229	$598	$-

Disclosure of changes in liabilities arising from financing activities [Table Text Block]

	Loans	Lease liabilities	Warrants	Total liabilities arising from financing activities

Balance as of January 1, 2022	$9,894	$19,374	$6,022	$35,290

Additions for new loans	4,660	-	-	4,660
Additions for new leases	-	613	-	613
Repayments	-	(3,085)	-	(3,085)
Effective interest	-	1,429	-	1,429
Effect of exchange rate differences	(1,135)	(2,056)	-	(3,191)
Deconsolidation of Trichome	(3,774)	(14,386)	-	(18,160)
Effect of changes in fair value	-	-	(6,014)	(6,014)

Balance as of December 31, 2022	9,645	1,889	8	11,542

Additions for new loans	655	-	-	655
Additions for new leases	-	309	-	309
Receivables checks	2,802	-	-	2,802
Repayments	-	(649)	-	(649)
Effective interest	-	63	-	63
Effect of exchange rate differences	(589)	(343)	6,986	6,054
Deconsolidation of Trichome
Effect of changes in fair value	-	-	(6,956)	(6,956)

Balance as of December 31, 2023	12,513	1,269	38	13,820